Reportable segment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reconciliation of Consolidated Segment

The following table summarizes total revenue and significant expense categories and amounts for the Company's reportable segment that aligns with the segment level information that is regularly provided to the CODM:

	For the Six Months Ended June 30,
	2026	2025

Revenues:
Patient fees	$1,482,432	$1,187,036
Telehealth fees	1,958,745	1,063,269
Institutional fees	-	2,500
Total revenues	$3,441,177	$2,252,805

Cost of revenues	2,507,612	827,523
Segment gross margin	$933,565	$1,425,282

Less:
Compensation and related benefits	898,516	941,043
General and administrative	4,391,908	3,587,372
Interest expense	172,643	916,974
Other segment items, net (1)	(190,534)	1,507,727
Income tax expense	5,260	15,233
Segment operating loss	$(4,344,228)	$(5,543,067)

Reconciliation to net loss
Income (loss) from discontinued operations, net of tax	2,591,239	(1,029,656)
Net loss	$(1,752,989)	$(6,572,723)

(1)	Other segment items, net includes Other income, net, Change in fair value of financial instruments, Gain on extinguishment of financial instruments and financial liabilities, and loss on issuance of financial instruments.

For the year ended December 31, 2025	Technology	Telehealth	Total

Revenues:
Subscription fees	$3,230,239	$-	$3,230,239
Professional services and other fees	3,102,688	-	3,102,688
Technical engineering fees	1,042,593	-	1,042,593
Patient fees	-	3,377,536	3,377,536
Telehealth fees	-	3,862,628	3,862,628
Institutional fees	-	2,500	2,500
Total revenues	$7,375,520	$7,242,664	$14,618,184

Cost of revenues	3,901,877	3,360,342	7,262,219
Segment gross margin	$3,473,643	$3,882,322	$7,355,965

Less (1):
Compensation and related benefits	4,220,844	1,628,391	5,849,235
General and administrative	1,272,972	5,222,558	6,495,530

Segment operating loss	$(2,020,173)	$(2,968,627)	$(4,988,800)

Reconciliation to loss before provision for income taxes:
Unallocated corporate overhead expenses			(4,594,093)
Interest expense			(2,811,861)
Other income, net			47,429
Change in fair value of financial instruments			(1,450,271)
Loss on extinguishment of debt			(221,202)
Loss on issuance of financial instruments			(668,020)
Gain on extinguishment of ELOC			42,394
Loss before provision for income taxes			$(14,644,424)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
For the year ended December 31, 2024	Technology	Telehealth	Total

Revenues:
Subscription fees	$4,115,126	$-	$4,115,126
Professional services and other fees	2,108,307	-	2,108,307
Technical engineering fees	1,980,186	-	1,980,186
Patient fees	-	1,207,343	1,207,343
Telehealth fees	-	1,003,510	1,003,510
Institutional fees	-	6,880	6,880
Total revenues	$8,203,619	$2,217,733	$10,421,352

Cost of revenues	2,241,096	1,002,676	3,243,772
Segment gross margin	$5,962,523	$1,215,057	$7,177,580

Less (1):
Compensation and related benefits	3,751,534	876,558	4,628,092
General and administrative expenses	1,854,796	2,397,735	4,252,531
Transaction expenses	93,000	-	93,000
Goodwill impairment	-	56,675,210	56,675,210

Segment operating income (loss)	$263,193	$(58,734,446)	$(58,471,253)

Reconciliation to loss before benefit from income taxes:
Unallocated corporate overhead expenses			(3,679,592)
Interest expense			(211,459)
Other income			504
Change in fair value of financial instruments			6,176,097
Loss on extinguishment of debt			(645,979)
Loss on issuance of financial instruments			(2,513,234)
Loss before benefit from income taxes			$(59,344,916)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

Schedule of Total Assets by Segment
	December 31, 2025	December 31, 2024
Total assets:
Technology	$664,525	$1,503,995
Telehealth	17,150,543	18,271,724
Non-operating corporate	4,597,951	216,769
Total	$22,413,019	$19,992,488

	December 31, 2025	December 31, 2024
Total Goodwill:
Technology	$-	$-
Telehealth	4,916,694	4,916,694
Non-operating corporate	-	-
Total	$4,916,694	$4,916,694

Schedule of Reportable Segment Depreciation and Amortization and Capital Expenditures
	December 31, 2025	December 31, 2024
Depreciation and Amortization:
Technology	$11,395	$4,680
Telehealth	2,576,161	1,318,787
Total	$2,587,556	$1,323,467

	December 31, 2025	December 31, 2024
Capital Expenditures:
Technology	$29,928	$20,117
Telehealth	-	35,150
Total	$29,928	$55,267

	December 31, 2025	December 31, 2024
Interest Expense:
Technology	$64,170	$77,128
Telehealth	250,764	133,131
Non-Operating corporate	2,496,927	1,200
Total	$2,811,861	$211,459